May 27, 2005

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:                               Registration Statement on Form N-14

Jennison Sector Funds, Inc.

Commissioners:

On behalf of Jennison Technology Fund, as SP series of Jennison Sector Funds, Inc. (the “Fund”), a Maryland corporation, we are hereby filing a Registration Statement on Form N-14 (the “Registration Statement”) in connection with (1) a special meeting of shareholders of the Strategic Partners Technology Fund, a series of Strategic Partners Mutual Funds, Inc., a Maryland Corporation (“SPMF”) and (2) a special meeting of shareholders of the Strategic Partners Managed OTC Fund, also a series of SPMF (the “Meetings”).  These materials include the notice of the respective Meetings, the proxy statements and forms of the proxy cards.  At the respective Meetings, shareholders of Strategic Partners Technology Fund will be asked to vote to approve or disapprove the acquisition of the Strategic Partners Technology Fund by the Fund and shareholders of Strategic Partners Managed OTC Fund will be asked to vote to approve or disapprove the acquisition of Strategic Partners Managed OTC Fund by the Fund.

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to those sections in two recently filed Registration Statements on Form N-14 which were recently declared effective by the staff on May 25, 2005: Strategic Partners Mutual Funds, Inc., filed April 26, 2005 (File No. 333- 119741), and Strategic Partners Style Specific Funds, filed May 6, 2005 (File No. 333-121795 and 333-121797).  For example, the notice of the meetings, proxy materials, voting information and disclosure relating to valuation, portfolio holdings and frequent purchases and redemptions of fund shares are substantially the same as in both prior filings.  Sections relating to capitalization and description of shares of the Strategic Partners Technology Fund and the Strategic Partners Managed OTC Fund, respectively, and sections describing the difference between the forms of organization of the Fund and Strategic Partners Technology Fund and the Strategic Partners Managed OTC Fund, respectively, are substantially similar to those sections in the prior Strategic Partners Mutual Funds, Inc. filing. We are requesting expedited or no review on these sections.

The Forms of Plan of Reorganization attached as Exhibit A to each proxy statement are substantially the same as the Form of Plan of Reorganization filed with the prior Strategic Partners Mutual Funds, Inc. filing.

Those sections in the Registration Statement which differ from the prior filings include those which describe the investment objectives, strategies and policies of the funds, management of the funds, performance, and the pro forma fees and expenses and financial information. We note further that this Registration Statement also incorporates all of the applicable comments which the Staff gave with respect to the prior two filings.

It is proposed that the filing become effective on June 27, 2005 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Please do not hesitate to contact the undersigned at (973) 802-5032 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo